Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	€ 15	€ 9
Deferred tax liabilities	€ 0	€ 2